PAINEWEBBER/
                                               KIDDER, PEABODY
                                               MUNICIPAL MONEY
                                               MARKET SERIES--
                                               NEW YORK SERIES




















                                               ANNUAL REPORT
                                               OCTOBER 31, 1995



PaineWebber/Kidder Peabody Municipal Money Market Series - New York Series
------------------------------------------------------------------------------------------------------------------------
Statement of Net Assets
October 31, 1995
------------------------------------------------------------------------------------------------------------------------
Principal
 Amount                                                                 Maturity           Interest
 (000)                                                                    Dates              Rates              Value
-------------                                                        --------------      -------------       -----------
Municipal Bonds & Notes - 85.64%
 $  500 New York State Dormitory Authority
            (Masonic Hall Asylum).................................          A                3.650%          $   500,000
  1,300 New York State Dormitory Authority
            (Metropolitan Museum of Art)........                            A                3.600             1,300,000
  1,000 New York State Energy  Research & Development Authority
            (Central Hudson Gas & Electric).......................          A                3.800             1,000,000
  3,500 New York State Energy Research & Development Authority
            (LILCO Project) Adjustable Rate Bond..................       03/01/96            4.700             3,500,000
  1,800 New York State Local Government Assistance Corp. .........          A                3.800             1,800,000
  1,000 New York State Power Revenue Bonds
            Adjustable Rate Bonds.................................       03/01/96            3.850             1,000,000
    300 Bedford Central School District Tax Anticipation Notes....       11/16/95            3.750               300,030
    500 BOCES of Nassau County Revenue Anticipation Notes.........       06/27/96            4.250               501,352
    400 Half Hollows Central School District
            Tax Anticipation Notes................................       06/28/96            4.500               401,895
  1,800 Metropolitan Transportation Authority Commuter Facility...          A                3.850             1,800,000
  1,500 Monroe County Bond Anticipation Notes.....................       06/07/96            4.500             1,505,171
    300 Monroe County Industrial Development Authority............
            (Rochester Heating Cooperative).......................          A                4.000               300,000
  1,000 Nassau County Bond Anticipation Notes..................... 03/15/96 to 08/15/96  4.250 to 4.375        1,003,074
    500 Nassau County Tax Anticipation Notes......................       04/15/96            4.500               501,331
    600 New York City.............................................          A                4.000               600,000
  2,100 New York City Housing Development Corp.
            (Columbia Gardens Project)............................          A                3.800             2,100,000
  1,000 New York City Housing Development Corp.
            (JFK Field House Associates Project)..................          A                3.800             1,000,000
  1,700 New York City Housing Development Corp.
            (Related East 96th Street Project)....................          A                3.600             1,700,000
    600 New York City Housing Development Corp.
            (Residential Revenue Bonds)...........................          A                3.900               600,000
  1,500 New York City Industrial Development Agency
            (LaGuardia Associates Project)........................          A                3.800             1,500,000
  1,500 New York City Industrial Development Agency
            (Stroheim & Romann Inc. Project)......................          A                3.750             1,500,000
    500 New York City Tax Anticipation Notes......................       02/15/96            4.500               501,200
  1,500 New York City Trust for Cultural Resources
            (Carnegie Hall).......................................          A                3.700             1,500,000
  1,900 North Hempstead Solid Waste...............................          A                3.700             1,900,000
    700 Patchogue - Medford Tax Anticipation Notes................       06/27/96            4.500               702,196
    300 Pelham Union Free School District Revenue Anticipation
          Notes...................................................       11/06/95            4.000               300,020
    500 Schenectady Bond Anticipation Notes.......................       06/27/96            4.250               501,562
    300 Smithtown Central School District
            Tax Anticipation Notes................................       06/27/96            4.250               301,038


--------------------------------------------------------------------------------------------------------------------------------
PaineWebber/Kidder Peabody Municipal Money Market Series - New York Series
Principal
 Amount                                                                       Maturity               Interest
 (000)                                                                          Dates                  Rates            Value
-------------                                                              --------------          ------------     --------------
Municipal Bonds & Notes - (concluded)
$ 1,200 St. Lawrence County Industrial Developmement Agency
            (Reynolds Metal)..........................................             A                  4.000%            $1,200,000
  1,000 Syracuse Industrial Development Authority.....................             A                  3.900              1,000,000
    500 Triborough Bridge & Tunnel Authority.*........................          01/01/96              8.375                513,639
  1,000 Westchester County Tax Anticipation Notes.....................          12/14/95              5.000              1,000,570
  1,000 Yonkers Industrial Development Agency
            Civic Facility Revenue....................................             A                  3.700              1,000,000
Total Municipal Bonds & Notes (cost-$34,833,078)......................                                                  34,833,078
                                                                                                                     --------------
Tax-Exempt Commercial Paper - 13.59%
    727 New York State Dormitory Authority
            (Pooled Loan Program).....................................          11/10/95              3.750               727,000
    800 New York State Dormitory Authority
            (Sloan Kettering Memorial)................................          11/28/95              3.650                800,000
  2,000 New York State................................................    11/07/95 to 11/09/95   3.450 to 3.625          2,000,000
  2,000 New York City Municipal Finance Authority.....................    11/01/95 to 01/23/96   3.700 to 3.750          2,000,000
                                                                                                                     --------------
Total Tax-Exempt Commercial Paper (cost-$5,527,000)...................                                                   5,527,000
                                                                                                                     --------------
Total Investments (cost-$40,360,078, which approximates
        cost for federal income tax purposes) - 99.23%................                                                  40,360,078
Other assets in excess of liabilities - 0.77%.........................                                                     312,405
                                                                                                                     --------------
Net Assets (applicable to 40,677,624 shares of beneficial interest
        at $1.00 per share) - 100.00%.................................                                                 $40,672,483
                                                                                                                     ==============

________________________
        A - Variable rate demand notes are payable on demand.  The interest rates shown are the current rates as of
            October 31, 1995.
        *  Pre-Refunded Bond
                                   Weighted average maturity - 53 days






                             See accompanying notes to financial statements


  PaineWebber/Kidder Peabody Municipal Money Market Series - New York Series
-------------------------------------------------------------------------------

  Statement of Operations
  For the Year  Ended  October 31, 1995



  Investment income:
            Interest............................................     $1,935,628
                                                                   ------------
  Expenses:
            Investment advisory and administration..............        264,448
            Distribution fees...................................         63,467
            Custody and accounting..............................         27,816
            Reports and notices to shareholders.................         21,630
            Transfer agency  fees...............................         20,296
            State registration..................................          7,541
            Legal and audit.....................................          7,306
            Trustees' fees......................................          3,700
            Amortization of organizational expenses.............          3,286
            Other expenses......................................          9,910
                                                                   ------------
                                                                        429,400
                                                                   ------------

  Net investment income.........................................      1,506,228
                                                                   ------------

  Net realized and unrealized losses from investment
  transactions:
            Net realized losses from investment transactions....         (4,701)
            Net change in unrealized appreciation/depreciation
                 of investments.................................           (198)
                                                                   ------------
  Net realized and unrealized losses from investment
    transactions................................................         (4,899)
                                                                   ------------
  Net increase in net assets resulting from operations..........     $1,501,329
                                                                   ============







                           See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------
  PaineWebber/Kidder Peabody Municipal Money Market Series - New York Series
  Statement of Changes in Net Assets
------------------------------------------------------------------------------------------------------------

                                                                         For the               For the
                                                                        Year Ended           Year Ended
                                                                      October 31, 1995     October 31, 1994
                                                                      ----------------     -----------------
From operations:
   Net investment income.........................................           $1,506,228           $1,282,758
   Net realized losses from investment transactions..............               (4,701)             (20,824)
   Net change in unrealized appreciation/depreciation
      of investments.............................................                 (198)                 (67)
                                                                      ----------------     -----------------
   Net increase in net assets resulting from operations..........            1,501,329            1,261,867
                                                                      ----------------     -----------------

Dividends to shareholders from:
   Net investment income.........................................           (1,506,228)          (1,282,758)
                                                                      ----------------     -----------------

Net increase (decrease) in net assets from
   benefical interest transactions...............................          (22,263,004)          10,730,298
                                                                      ----------------     -----------------

Contribution to capital from predecessor adviser.................               44,335                  --
                                                                      ----------------     -----------------

Net increase (decrease) in net assets............................          (22,223,568)          10,709,407

Net Assets:
   Beginning of year.............................................           62,896,051           52,186,644
                                                                      ----------------     -----------------


   End of year...................................................          $40,672,483          $62,896,051
                                                                      ================     =================














                             See accompanying notes to financial statements

--------------------------------------------------------------------------------
PaineWebber/Kidder, Peabody Municipal Money Market Series-New York Series

Notes to Financial Statements
--------------------------------------------------------------------------------

      Organization and Significant Accounting Policies

PaineWebber/Kidder, Peabody Municipal Money Market Series (the "Trust") was organized as a Massachusetts business trust on September 14, 1990, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end, non-diversified management investment company. The Trust currently offers three no-load series of shares: the Connecticut Series, the New Jersey Series, and the New York Series (the "Fund"). The financial statements for the Connecticut Series and the New Jersey Series are not included herein. Organizational costs have been deferred and are being amortized on the straight-line method over a period not to exceed 60 months from the date the Fund commenced operations.

Valuation and Accounting for Investments--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and identified cost of investments.

Federal Tax Status--The Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

At October 31, 1995, the Fund had a net capital loss carryforward of $5,141. The loss carryfoward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire on October 31, 2002. To the extent such losses are used to offset future capital gains, it its probable that the gains so offset will not be distributed.

Dividends and Distributions to Shareholders--Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains from investment transactions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net capital gains, if any, will be distributed at least annually, but the Fund may make more frequent distributions of such gains, if necessary, to maintain its net asset value per share at $1.00 or to avoid income or excise taxes.

Concentration of Risk

The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

PaineWebber/Kidder, Peabody Municipal Money Market Series-New York Series
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

Investment Adviser and Administrator


The Trust's investment adviser and administrator receives compensation from the Fund for its services. Fees paid by the Fund for investment advisory and administration services are accrued daily and paid monthly at the annual rate of 0.50% of the Fund's average daily net assets.

At a special meeting of shareholders that took place on April 13, 1995, shareholders approved the appointment of PaineWebber Incorporated ("PaineWebber") as investment adviser and administrator of the Fund and Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber, as the Fund's sub-adviser and sub-administrator. The Fund pays the same fee for investment advisory and administration services to PaineWebber as previously paid to Kidder Peabody Asset Management, Inc. ("KPAM"), the Fund's predecessor adviser, as described in the Fund's prospectus. PaineWebber (not the Fund) pays Mitchell Hutchins a fee for sub-advisory and sub-administration services at the annual rate of 20% of the fee received by PaineWebber from the Fund. PaineWebber and Mitchell Hutchins continue to manage the Fund in accordance with the Fund's investment objective, policies and restrictions as stated in the prospectus. At October 31, 1995, the Fund owed PaineWebber $17,553 in investment advisory and administration fees.


Investment advisory functions for the Fund were previously transferred from KPAM to Mitchell Hutchins on an interim basis as a result of an asset purchase transaction by and among Kidder, Peabody Group Inc., its parent, General Electric Company, and Paine Webber Group Inc. That period commenced on January 30, 1995 and ended April 13, 1995.


In compliance with applicable state securities laws, PaineWebber, the Fund's investment adviser, will reimburse the Fund, if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, interest, brokerage fees, distribution fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation is 2.5% on the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the year ended October 31, 1995, no reimbursements were required pursuant to the above limitation.


Distribution Plan

Effective January 30, 1995, PaineWebber served as the exclusive distributor of the Fund's shares. For its services, PaineWebber received from the Fund a distribution fee accrued daily and paid monthly at the annual rate of 0.12% of the Fund's average daily net assets. At October 31, 1995, $4,213 was payable to PaineWebber for such services.

PaineWebber/Kidder, Peabody Municipal Money Market Series-New York Series
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------


Other Liabilities

At October 31, 1995, the amount for dividends payable aggregated $43,045.


Shares of Beneficial Interest


There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:


                                                    For the Years Ended
                                                         October 31,
                                              -------------------------------
                                                  1995               1994
                                              -------------     -------------
Shares sold...............................      200,791,629       300,275,419
Shares repurchased........................    (224,476,859)      (290,793,335)
Dividends reinvested......................       1,422,226          1,248,214
                                              -------------     -------------



Net increase (decrease) in shares
  outstanding.............................     (22,263,004)        10,730,298
                                              =============     =============


Capital Contribution


On January 27, 1995, the Fund recorded a capital contribution from KPAM in the amount of $44,335 or $0.0008 per share to compensate the Fund for realized losses incurred on the sale of certain securities to unrelated third parties.



Reorganization

The Board of Trustees of the Trust has approved a Plan of Reorganization and Termination ("Reorganization") which was submitted to and approved by the Fund's shareholders, at a special meeting held on November 8, 1995.
The Reorganization occurred on November 13, 1995, when all the Fund's assets were acquired and its liabilities assumed by PaineWebber RMA New York Municipal Money Fund ("RMA New York") in a tax-free reorganization. As a result of the Reorganization, the two funds' assets were combined and each Fund shareholder received shares of RMA New York having an aggregate value equal to the value of the shareholder's holdings in the Fund.


PaineWebber/Kidder Peabody Municipal Money Market Series - New York Series
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights

-----------------------------------------------------------------------------------------------------------------------------



Selected data for a  share of beneficial interest outstanding throughout each period is presented below:



                                                                                                             For the Period
                                                               For the Years Ended October 31,               February 1, 1991+
                                                               -------------------------------                      to
                                                                 1995        1994        1993        1992    October 31, 1991
                                                               -------------------------------------------  -----------------
Net asset value, beginning of period......................       $1.00      $1.00       $1.00       $1.00        $1.00
Net investment income.....................................       0.028      0.018       0.015       0.023        0.030
Net realized losses from investment
  transactions............................................      (0.001)       -           -           -            -
                                                                -------    -------     -------     -------      -------
Net increase in net asset value from
  operations..............................................       0.027      0.018       0.015       0.023        0.030
                                                                ------      -----       -----       -----        -----

Dividends from net investment income......................      (0.028)    (0.018)     (0.015)     (0.023)      (0.030)
                                                                 -----      -----       -----       -----        -----

Contribution to capital from
  predecessor adviser.....................................       0.001        -           -           -            -
                                                                -------     ------      ------      ------       ------

Net asset value, end of period............................       $1.00      $1.00       $1.00       $1.00        $1.00
                                                                =======     ======      ======      ======       ======

Total investment return (1)...............................       2.86%      1.81%       1.52%       2.28%        3.06%
                                                                =======     ======      ======      ======       ======

Ratios/Supplemental data:
  Net assets, end of period (000's).......................     $40,672    $62,896     $52,187     $39,277      $38,725
  Ratio of expenses to average net assets**...............       0.81%      0.78%       0.88%       0.84%       0.26%*
  Ratio of net investment income to
      average net assets **...............................       2.85%      1.79%       1.50%       2.24%       4.00%*

________________
 *  Annualized
 +  Commencement of operations
** For the period February 1, 1991 to October 31, 1991, the predecessor adviser waived and/or reimbursed the Fund for a portion of its operating expenses. If such fee waivers and/or expense reimbursements had not been made, the annualized ratio of expenses to average net assets and the annualized ratio of net investment income to average net assets would have been 0.83% and 3.43%, respectively.


(1) Total return is calculated assuming a $1,000 investment in Fund shares on the first day of each dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total return information for periods of less than one year have not been annualized.

PaineWebber/Kidder, Peabody Municipal Money Market Series-New York Series
--------------------------------------------------------------------------------

Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
The Board of Trustees and Shareholders
PaineWebber/Kidder Peabody Municipal Money Market Series-New York Series


We have audited the accompanying statement of net assets of the PaineWebber/Kidder, Peabody Municipal Money Market Series-New York Series as of October 31, 1995, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1994 and the financial highlights for each of the periods in the period then ended were audited by other auditors whose report dated November 30, 1994, expressed an unqualified opinion on that statement and financial highlights.


We have conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the 1995 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber/Kidder, Peabody Municipal Money Market Fund Series-New York Series at October 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with generally accepted accounting principles.







New York, New York
December 11, 1995

PaineWebber/Kidder, Peabody Municipal Money Market Series-New York Series
--------------------------------------------------------------------------------

Tax Information

--------------------------------------------------------------------------------


We are required by Subchapter M of the Internal Revenue Code of 1986 to advise you within 60 days of the Fund's fiscal year end (October 31, 1995) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all dividends paid during the fiscal year by the New York Series were federally exempt interest dividends. The Fund had 2% of their dividends subject to the federal alternative minimum tax for individual taxpayers during its fiscal year. Also, all dividends paid by the New York Series were exempt from New York State and New York City personal income tax.


Because the Fund's fiscal year end is not the calendar year, another notification will be sent in respect of calendar year 1995. The second notification, which will reflect any amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1996. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

PaineWebber/Kidder, Peabody Municipal Money Market Series-New York Series
--------------------------------------------------------------------------------

Shareholder Information

--------------------------------------------------------------------------------


A special meeting shareholders of PaineWebber/Kidder, Peabody Municipal Money Market Series ("Fund") was held on April 13, 1995. At the meeting David J. Beaubien, William W. Hewitt, Jr., Thomas R. Jordan, Frank P.L. Minard and Carl W. Schafer were elected as directors to serve without limit in time, subject to resignation, retirement or removal. The selection of Deloitte
& Touche LLP as the Fund's independent accountants was ratified.

The votes were as follows:

                                   All Series Voting as a Single Series
                            -------------------------------------------------
                            Shares Voted For        Shares Withhold Authority
                            ----------------        -------------------------

David J. Beaubien              65,392,812                   4,541,460
William W. Hewitt, Jr.         65,392,812                   4,541,460
Thomas R. Jordan               65,392,812                   4,541,460
Frank P.L. Minard              65,392,812                   4,541,460
Carl W. Schafer                65,392,812                   4,541,460


                                        All Series Voting as a Single Series
                                 ---------------------------------------------
                                   Shares        Shares           Shares
                                  Voted For   Voted Against  Withold Authority
                                 ----------   -------------  -----------------

Ratification of the selection
of Deloitte & Touche LLP         64,348,845     3,459,852        2,125,575



In addition the following agreements were approved for the New York Series:

1) An interim investment advisory agreement between the Series and Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") containing substantially the same terms, conditions and fees as the previous investment advisory agreement with Kidder Peabody Asset Management, Inc. ("KPAM")



                          Shares          Shares             Shares
                         Voted For     Voted Against    Withhold Authority
                         ---------     -------------    ------------------

New York Series         33,977,145         96,317             296,782

PaineWebber/Kidder, Peabody Municipal Money Market Series-New York Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


2) A new investment advisory and administration agreement between the Fund and PaineWebber Incorporated ("PaineWebber") containing the same fees and substantively similar material terms and conditions as the previous investment advisory agreement with KPAM to commence on the termination of the interim agreement; and



                       Shares           Shares              Shares
                      Voted For      Voted Against     Withhold Authority
                      ---------      -------------     ------------------

New York Series      33,054,060         102,698            1,213,486



3) A new sub-advisory and sub-administration agreement between PaineWebber and Mitchell Hutchins to commence on the termination of the interim agreement.



                       Shares           Shares              Shares
                      Voted For      Voted Against     Withhold Authority
                      ---------      -------------     ------------------

New York Series      33,967,342         102,698             300,203




Broker non-votes and abstentions are included within the "Shares Withhold Authority" totals.

                                        -------------------------------------
                                        TRUSTEES
                                        Margo N. Alexander
                                        David J. Beaubicn
                                        William W. Hewitt, Jr.
                                        Thomas R. Jordan
                                        Carl W. Schafer

                                        -------------------------------------
                                        OFFICERS

                                        Margo N. Alexander
                                        President

                                        Victoria E. Schonfeld
                                        Vice President

                                        Dianne E. O'Donnell
                                        Vice President and Secretary

                                        Julian F. Sluyrers
                                        Vice President and Treasurer

                                        Gregory W. Serbe
                                        Vice President

                                        -------------------------------------
                                        INVESTMENT ADVISER,
                                        ADMINISTRATOR AND
                                        DISTRIBUTOR
                                        PaineWebber Incorporated
                                        1285 Avenue of the Americas
                                        New York, New York 10019
                                        -------------------------------------

                                        SUB-ADVISER AND
                                        SUB-ADMINISTRATOR
                                        Mitchell Hutchins Asset Management Inc.
                                        1285 Avenue of the Americas
                                        New York, New York 10019
                                        -------------------------------------
                                        This report is not to be used in
                                        connection with the offering of shares
                                        of the Funds unless accompanied or
                                        preceded by an effective prospectus.

                                        copyright 1995 PaineWebber Incorporated

                                        [LOGO] Recycled
                                               Paper